Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Basic earnings per share
Net income attributable to equity shareholders	$ 1,998	$ 2,163	$ 1,739	$ 4,161	$ 3,455
Less: Preferred share dividends and distributions on other equity instruments	78	88	61	166	128
Net income attributable to common shareholders	$ 1,920	$ 2,075	$ 1,678	$ 3,995	$ 3,327
Weighted-average common shares outstanding	938,495	942,039	937,849	940,297	934,779
Basic earnings per share	$ 2.05	$ 2.2	$ 1.79	$ 4.25	$ 3.56
Diluted earnings per share
Net income attributable to common shareholders	$ 1,920	$ 2,075	$ 1,678	$ 3,995	$ 3,327
Weighted-average common shares outstanding	938,495	942,039	937,849	940,297	934,779
Add: Stock options potentially exercisable	4,253	5,306	1,964	4,796	1,201
Weighted-average diluted common shares outstanding	942,748	947,345	939,813	945,093	935,980
Diluted earnings per share	$ 2.04	$ 2.19	$ 1.79	$ 4.23	$ 3.55